Consolidated statement of changes in equity - EUR (€) € in Millions		Total	Impact of adopting IFRIC 23	1 January 2019 (restated)	Total	Total Impact of adopting IFRIC 23	Total 1 January 2019 (restated)	Called up share capital	Called up share capital 1 January 2019 (restated)	Share premium account	Share premium account 1 January 2019 (restated)	Unification reserve	Unification reserve 1 January 2019 (restated)	Other reserves	Other reserves 1 January 2019 (restated)	Retained profit	Retained profit Impact of adopting IFRIC 23	Retained profit 1 January 2019 (restated)	Non-controlling interests	Non-controlling interests 1 January 2019 (restated)
Beginning balance at Dec. 31, 2018		€ 12,117	€ (38)	€ 12,079	€ 11,397	€ (38)	€ 11,359	€ 464	€ 464	€ 129	€ 129	€ 0	€ 0	€ (15,218)	€ (15,218)	€ 26,022	€ (38)	€ 25,984	€ 720	€ 720
Profit or loss for the period		6,026			5,625											5,625			401
Other comprehensive income net of tax:
Equity instruments		29			25									25					4
Cash flow hedges		176			176									176					0
Remeasurement of defined benefit pension plans		353			352											352			1
Currency retranslation gains/(losses)		(15)			(16)									(18)		2			1
Total comprehensive income		6,569			6,162									183		5,979			407
Dividends on ordinary capital		(4,223)			(4,223)											(4,223)
Repurchase of shares		0
Cancellation of treasury shares	[1]	0			0			(44)						9,416		(9,372)
Other movements in treasury shares	[2]	(167)			(167)									64		(231)
Share-based payment credit	[3]	151			151											151
Dividends paid to non-controlling interests		(435)																	(435)
Currency retranslation gains/(losses) net of tax		5			5					5
Hedging gain/(loss) transferred to non-financial assets		32			32									32
Other movements in equity		(125)			(127)									(51)		(76)			2
Ending balance at Dec. 31, 2019		13,886			13,192			420		134		0		(5,574)		18,212			694
Profit or loss for the period		6,073			5,581											5,581			492
Other comprehensive income net of tax:
Equity instruments		78			68									68					10
Cash flow hedges		60			62									62					(2)
Remeasurement of defined benefit pension plans		215			217											217			(2)
Currency retranslation gains/(losses)		(2,590)			(2,378)									(2,356)		(22)			(212)
Total comprehensive income		3,836			3,550									(2,226)		5,776			286
Dividends on ordinary capital		(4,300)			(4,300)											(4,300)
Repurchase of shares		0
Issue of PLC ordinary shares as part of Unification	[4]	0			0			51								(51)
Cancellation of NV ordinary shares as part of Unification	[4]	0			0			(233)		(20)						253
Other effects of Unification	[5]	0			0			(146)		73,364		(73,364)		132		14
Other movements in treasury shares	[2]	62			62									220		(158)
Share-based payment credit	[3]	108			108											108
Dividends paid to non-controlling interests		(559)																	(559)
Currency retranslation gains/(losses) net of tax		6			(6)					(6)
Hedging gain/(loss) transferred to non-financial assets		12			10									10					2
Net gain arising from Horlicks acquisition	[6]	4,848			2,930											2,930			1,918
Other movements in equity	[7]	(232)			(280)									(44)		(236)			48
Ending balance at Dec. 31, 2020		17,655			15,266			92		73,472		(73,364)		(7,482)		22,548			2,389
Profit or loss for the period		6,621			6,049											6,049			572
Other comprehensive income net of tax:
Equity instruments		166			147									147					19
Cash flow hedges		279			276									276					3
Remeasurement of defined benefit pension plans		1,734			1,728											1,728			6
Currency retranslation gains/(losses)		1,177			1,028									1,025		3			149
Total comprehensive income		9,977			9,228									1,448		7,780			749
Dividends on ordinary capital		(4,458)			(4,458)											(4,458)
Repurchase of shares	[8]	(3,018)			(3,018)									(3,018)
Other movements in treasury shares	[2]	(48)			(48)									95		(143)
Share-based payment credit	[3]	161			161											161
Dividends paid to non-controlling interests		(503)																	(503)
Hedging gain/(loss) transferred to non-financial assets		(174)			(171)									(171)					(3)
Other movements in equity	[7]	154			147					(2)				(82)		231			7
Share capital reduction	[9]	0			0					(20,626)						20,626
Ending balance at Dec. 31, 2021		€ 19,746			€ 17,107			€ 92		€ 52,844		€ (73,364)		€ (9,210)		€ 46,745			€ 2,639

[1]	During 2019, 254,012,896 NV ordinary shares and 18,660,634 PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation.
[2]	Includes purchases and sales of treasury shares, other than the share buyback programme and the transfer from treasury shares to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options in 2019 and 2020.
[3]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[4]	As part of Unification, NV shareholders were issued new PLC ordinary shares, all issued NV shares were cancelled. The impact is recognised in retained profit.
[5]	Includes the reduction of PLC’s share capital following the cessation of the Equalisation Agreement. Prior to Unification, a conversion rate of £1= €5.143 was used in accordance with the Equalisation Agreement to translate PLC’s share capital. Following Unification, PLC’s share capital has been translated using the exchange rate at the date of Unification. To reflect the legal share capital of the PLC company, an increase to share premium of €73,364 million and a debit unification reserve for the same amount have been recorded as there is no change in the net assets of the Group. This debit is not a loss as a matter of law.
[6]	Consideration for the Horlicks Acquisition included the issuance of shares in a group subsidiary, Hindustan Unilever Limited, which resulted in a net gain being recognised within equity. See note 21 for further details.
[7]	2021 includes a hyperinflation adjustment of €280 million and €82 million related to the Welly acquisition. 2020 includes €163 million paid for purchase of the non-controlling interest in Unilever Malaysia.
[8]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021.
[9]	Share premium has been adjusted to reflect the legal share capital of the PLC company, which reduced by £18,400 million following court approval on 15 June 2021.